ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 230	$ 510
Accrued expenses - lab refurbishments	117	131
Accrued expenses - technical fees	130	66
Accrued expenses - variable rent & utilities	15	20
Accrued expenses - audit & accounting fees	128	191
Accrued expenses - other	80	112
Credit card liabilities	20	10
Payroll and social security liabilities	211	383
Total accounts payable and accrued expenses	$ 931	$ 1,423